Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

23.1

The company entered into Convertible Note agreement with the new investor. The agreement is between Micropolis Holding Company and Streeterville Capital, LLC (the Investor). Under the deal, the Investor is purchasing a convertible promissory note worth $5,430,000 (with a $400,000 discount and $30,000 in transaction expenses, leaving a net purchase price of $5,000,000) along with a warrant to purchase company shares. The Note carries 8% annual interest and matures in 14 months. It is convertible into ordinary shares of the company at a conversion price of $2.75 per share

The note is guaranteed by Micropolis subsidiary and includes standard protections such as mandatory prepayment from future financings, a “most favored nation” clause, and a 50% participation right in future financings. The Company must reserve 6,750,000 shares to cover conversions and warrant exercises, and file an SEC registration statement covering at least 7,100,000 shares for resale.

In addition to the Note, the Investor receives a warrant to purchase 5,000,000 ordinary shares at an exercise price of $5.00 per share. The Warrant is exercisable starting six months after issuance (or earlier if the registration statement becomes effective) and expires the earlier of nine months after registration effectiveness or fourteen months after issuance. It can be exercised for cash or on a cashless basis, with anti-dilution protections lowering the exercise price if future securities are issued below $5.00.

24. EVENTS AFTER REPORTING DATE

The Company entered into loan agreements with Mr. Fareed Aljawhari. Below are the details of each Loan agreement entered in 2025:

Details		Commission	Repayment Date	Amount AED
1	January 15, 2025 Fareed Aljawhari	0%	within one month After IPO	950,000

The company has repaid almost all of its related party loans from the IPO proceeds in March 2025. Total of AED 22.5M was repaid (AED 20.1M principle and AED 2.4M interests).

On March 6, 2025, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Network1 Financial Securities, Inc. (the “Underwriter”), relating to the Company’s initial public offering (the “IPO”) of 3,875,000 ordinary shares, par value $0.0001 per share (the “Ordinary Shares”), for a price of $4 per share. On March 10, 2025, the Company completed the IPO pursuant to its registration statement on Form F-1 (File No. 333-276231) (the “Registration Statement”), which was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on December 22, 2023, as amended, and declared effective by the SEC on March 6, 2025. 3,875,000 Ordinary Shares were sold at an offering price of $4 per share, generating gross proceeds of $15.5 million to the Company, before underwriting discounts and other offering expenses. The IPO was conducted on a firm commitment basis. The Ordinary Shares were approved for listing on NYSE American LLC and commenced trading under the ticker symbol “MCRP” on March 7, 2025. On March 10, 2025, the Company also issued warrants to the Underwriter and its designees, which are exercisable during the period commencing from March 10, 2025, and expiring five years from the commencement of sales of the Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of 232,500 Ordinary Shares at a per share price of $5 (the “Underwriter’s Warrants”).

On March 24, 2025 and April 14, 2025, respectively, the Company issued 131,748 ordinary shares to Olimp Projects LLC and 881,699 ordinary shares to Art Alexander Balikin pursuant to the exercise of certain warrant issued to Olimp Projects LLC by the Company on February 23, 2023 (the “Olimp Warrant”). Pursuant to the Olimp Warrant, the number of shares for which such warrant is exercisable shall represent 3% of the issued and outstanding ordinary shares of the Company. The Olimp Warrant became exercisable upon completion of the Company’s IPO. The exercise price of the Olimp Warrant was $0.01 per Ordinary Share.